Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	[1],[2]	$ 1,707	$ 1,729
Dividends paid to non-controlling interest	[1]	88	101
Scotiabank Chile S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	[1]	256	248
Dividends paid to non-controlling interest	[1]	$ 24	17
Scotiabank Chile S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	0.21%
Scotiabank Chile S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	49.10%
Scotiabank Colpatria, S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1],[3],[4]	44.02%
Non-controlling interests in subsidiaries	[1],[3],[4]	$ 405	483
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	28.22%
Non-controlling interests in subsidiaries	[1]	$ 350	326
Dividends paid to non-controlling interest	[1]	$ 13	11
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	49.10%
Non-controlling interests in subsidiaries	[1]	$ 464	449
Dividends paid to non-controlling interest	[1]	49	53
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	[1]	232	223
Dividends paid to non-controlling interest	[1]	$ 2	$ 20
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1],[5]	0.0005%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1],[5]	49.35%

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Non-controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of the 7th anniversary (January 17, 2019) and at subsequent pre-agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.
[4]	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.
[5]	Range of non-controlling interest % for other subsidiaries.